EMPLOYEE BENEFIT PLANS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total Carrying Value
Employee benefit plan disclosures
Fair value of the pension plan assets	$ 70,424	$ 73,658
Quoted prices in active market (Level 1)
Employee benefit plan disclosures
Fair value of the pension plan assets	42,628	45,871
Significant other observable inputs (Level 2)
Employee benefit plan disclosures
Fair value of the pension plan assets	27,796	27,787
Cash and Cash Equivalents | Total Carrying Value
Employee benefit plan disclosures
Fair value of the pension plan assets	300	265
Cash and Cash Equivalents | Quoted prices in active market (Level 1)
Employee benefit plan disclosures
Fair value of the pension plan assets	300	265
U.S. Treasury Securities | Total Carrying Value
Employee benefit plan disclosures
Fair value of the pension plan assets	1,615	1,557
U.S. Treasury Securities | Quoted prices in active market (Level 1)
Employee benefit plan disclosures
Fair value of the pension plan assets	1,615	1,557
Equity Securities - U.S. | Total Carrying Value
Employee benefit plan disclosures
Fair value of the pension plan assets	18,513	19,654
Equity Securities - U.S. | Quoted prices in active market (Level 1)
Employee benefit plan disclosures
Fair value of the pension plan assets	18,513	19,654
Equity Securities - International | Total Carrying Value
Employee benefit plan disclosures
Fair value of the pension plan assets	10,109	11,281
Equity Securities - International | Quoted prices in active market (Level 1)
Employee benefit plan disclosures
Fair value of the pension plan assets	10,109	11,281
Collective trust fund | Total Carrying Value
Employee benefit plan disclosures
Fair value of the pension plan assets	17,485	17,958
Collective trust fund | Significant other observable inputs (Level 2)
Employee benefit plan disclosures
Fair value of the pension plan assets	17,485	17,958
Private Real Estate | Total Carrying Value
Employee benefit plan disclosures
Fair value of the pension plan assets	10,311	9,829
Private Real Estate | Significant other observable inputs (Level 2)
Employee benefit plan disclosures
Fair value of the pension plan assets	10,311	9,829
Bond market fund | Total Carrying Value
Employee benefit plan disclosures
Fair value of the pension plan assets	9,173	9,655
Bond market fund | Quoted prices in active market (Level 1)
Employee benefit plan disclosures
Fair value of the pension plan assets	9,173	9,655
Commodities broad basket fund | Total Carrying Value
Employee benefit plan disclosures
Fair value of the pension plan assets	2,918	3,459
Commodities broad basket fund | Quoted prices in active market (Level 1)
Employee benefit plan disclosures
Fair value of the pension plan assets	2,918	3,459
Pension Benefits
Employee benefit plan disclosures
Target Allocation (as a percent)	100.00%
Fair value of the pension plan assets	$ 70,424	$ 73,658	$ 68,219
Pension Benefits | Mutual Fund Fixed Income
Employee benefit plan disclosures
Target Allocation (as a percent)	15.00%
Pension Benefits | Equity Securities - U.S.
Employee benefit plan disclosures
Target Allocation (as a percent)	26.00%
Pension Benefits | Equity Securities - International
Employee benefit plan disclosures
Target Allocation (as a percent)	14.00%
Pension Benefits | Collective trust fund
Employee benefit plan disclosures
Target Allocation (as a percent)	25.00%
Pension Benefits | Private Real Estate
Employee benefit plan disclosures
Target Allocation (as a percent)	15.00%
Pension Benefits | Commodities broad basket fund
Employee benefit plan disclosures
Target Allocation (as a percent)	5.00%